Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2022:

Amount
Year 1	$40
Year 2	3
Total	$43
Less imputed interest	(4)
Present value of lease liabilities	$39

Lease liabilities, current	37
Lease liabilities, non- current	2
Present value of lease liabilities	$39